Exploration for and evaluation of oil and natural gas resources - Summary of exploration and evaluation information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exploration and evaluation costs
Exploration expenditure written off	$ 746	$ 385	$ 167
Exploration expense	997	585	424
Intangible assets	9,991	10,200	6,451
Exploration and appraisal expenditure
Exploration and evaluation costs
Intangible assets	4,328	4,213	4,289
gas & low carbon energy and oil production & operations [Member]
Exploration and evaluation costs
Exploration expenditure written off	746	385	167
Other exploration costs	251	200	257
Exploration expense	997	585	424
Liabilities	109	88	98
Net assets	4,219	4,125	4,191
Cash used in operating activities	251	200	257
Cash used in investing activities	1,039	909	369
gas & low carbon energy and oil production & operations [Member] | Exploration and appraisal expenditure
Exploration and evaluation costs
Impairment losses	20	2	1
Intangible assets	4,328	4,213	4,289
gas & low carbon energy and oil production & operations [Member] | Middle East
Exploration and evaluation costs
Intangible assets	$ 600	$ 600	$ 700